Segment information (Details)	12 Months Ended
	Dec. 31, 2021 Product Segment	Dec. 31, 2020	Dec. 31, 2019
Operating Segment [Abstract]
Number of segments | Segment	1
Customer One [Member]
Major Customers [Abstract]
Percentage of revenue	46.00%	54.00%	44.00%
Percentage of accounts receivable	36.00%	42.00%
Commercial Products [Member]
Operating Segment [Abstract]
Number of products	3
Development Products [Member]
Operating Segment [Abstract]
Number of products	3